Segment information - Simplified statement of cash flows on telecommunication and banking activities - Tabular disclosure (Details) - EUR (€) € in Millions		6 Months Ended
	Mar. 19, 2020	Jun. 30, 2020	Jun. 30, 2019
Cash flows from (used in) operating activities [abstract]
Consolidated net income		€ 1,016	€ 1,137
Non-monetary items and reclassified items for presentation		6,343	6,308
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross		24	18
Decrease (increase) in trade receivables, gross		(699)	(219)
Increase (decrease) in trade payables		(248)	(239)
Changes in other customer contract assets and liabilities		41	(22)
Changes in other assets and liabilities		(131)	(468)
Operating taxes and levies paid		(871)	(986)
Dividends received		3	14
Interest paid and interest rates effects on derivatives, net		(624)	(764)
Income tax paid		(527)	(640)
Net cash provided by operating activities		4,326	4,139
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(3,395)	(4,150)
Increase (decrease) in fixed assets payables		(441)	7
Investing donations received in advance		7
Sales of property, plant and equipment and intangible assets		201	151
Cash paid for investment securities, net of cash acquired		0	(126)
Investments in associates and joint ventures		(2)
Purchases of equity securities measured at fair value		(29)	(25)
Proceeds from sales of investment securities, net of cash transferred		15	2
Decrease (increase) in securities and other financial assets		301	(17)
Net cash used in investing activities		(3,344)	(4,158)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		2,028	4,884
Medium and long-term debt redemptions and repayments		(1,575)	(1,520)
Increase (decrease) of bank overdrafts and short-term borrowings		(219)	(723)
Decrease (increase) of cash collateral deposits		132	(150)
Exchange rates effects on derivatives, net		72	64
Lease liabilities repayment		(634)	(678)
Coupon and other fees on subordinated notes issuance		(186)	(267)
Coupon on subordinated notes	€ 4	186	267
Proceeds (purchases) from treasury shares		0	(1)
Capital increase (decrease) - non-controlling interests		1	41
Changes in ownership interests with no gain/loss of control		(2)	(3)
Changes in ownership interests with no gain/loss of control		2	3
Dividends paid to owners of the parent company		(532)	(1,061)
Dividends paid to non-controlling interests		(164)	(243)
Net cash used in financing activities		(1,080)	343
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		6,481	5,634
Cash change in cash and cash equivalents		(98)	324
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		(19)	2
Cash and cash equivalents in the closing balance		6,364	5,960
Elimination of intersegment amounts [member]
Cash flows from (used in) operating activities [abstract]
Non-monetary items and reclassified items for presentation		1
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross		9	(7)
Increase (decrease) in trade payables		(9)	7
Interest paid and interest rates effects on derivatives, net		(1)
Cash flows from (used in) investing activities [abstract]
Decrease (increase) in securities and other financial assets		0	2
Net cash used in investing activities		0	2
Cash flows from (used in) financing activities [abstract]
Increase (decrease) of bank overdrafts and short-term borrowings		0	(2)
Net cash used in financing activities		0	(2)
Telecom activities, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income		1,103	1,224
Non-monetary items and reclassified items for presentation		6,309	6,267
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross		24	18
Decrease (increase) in trade receivables, gross		(704)	(210)
Increase (decrease) in trade payables		(267)	(226)
Changes in other customer contract assets and liabilities		41	(22)
Changes in other assets and liabilities		(111)	(134)
Operating taxes and levies paid		(873)	(986)
Dividends received		3	14
Interest paid and interest rates effects on derivatives, net		(623)	(764)
Income tax paid		(527)	(640)
Net cash provided by operating activities		4,375	4,541
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(3,382)	(4,134)
Increase (decrease) in fixed assets payables		(441)	7
Investing donations received in advance		7
Sales of property, plant and equipment and intangible assets		201	151
Cash paid for investment securities, net of cash acquired		0	(126)
Investments in associates and joint ventures		(2)
Purchases of equity securities measured at fair value		(29)	(25)
Proceeds from sales of investment securities, net of cash transferred		15	2
Decrease (increase) in securities and other financial assets		351	(28)
Net cash used in investing activities		(3,280)	(4,153)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		2,028	4,884
Medium and long-term debt redemptions and repayments		(1,575)	(1,520)
Increase (decrease) of bank overdrafts and short-term borrowings		(211)	(730)
Decrease (increase) of cash collateral deposits		133	(125)
Exchange rates effects on derivatives, net		72	64
Lease liabilities repayment		(633)	(676)
Coupon on subordinated notes		186	267
Proceeds (purchases) from treasury shares		0	(1)
Capital increase (decrease) - non-controlling interests		(88)	(59)
Changes in ownership interests with no gain/loss of control		(2)	(3)
Dividends paid to owners of the parent company		(532)	(1,061)
Dividends paid to non-controlling interests		(164)	(243)
Net cash used in financing activities		(1,158)	263
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		6,112	5,081
Cash change in cash and cash equivalents		(62)	651
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		(19)	2
Cash and cash equivalents in the closing balance		6,031	5,734
Orange Bank, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income		(87)	(87)
Non-monetary items and reclassified items for presentation		33	41
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross		(4)	(2)
Increase (decrease) in trade payables		28	(20)
Changes in other assets and liabilities		(20)	(334)
Operating taxes and levies paid		2
Interest paid and interest rates effects on derivatives, net		1
Income tax paid		0
Net cash provided by operating activities		(49)	(402)
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(14)	(16)
Decrease (increase) in securities and other financial assets		(49)	9
Net cash used in investing activities		(63)	(7)
Cash flows from (used in) financing activities [abstract]
Increase (decrease) of bank overdrafts and short-term borrowings		(8)	9
Decrease (increase) of cash collateral deposits		(1)	(25)
Lease liabilities repayment		(2)	(2)
Capital increase (decrease) - non-controlling interests		89	100
Net cash used in financing activities		78	82
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		369	553
Cash change in cash and cash equivalents		(35)	(327)
Cash and cash equivalents in the closing balance		€ 333	€ 226